COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements

The Group has operating lease agreements for company-owned stores, warehouses and offices. Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2012 are as follows:

Years ending:	$
2013	4,202,717
2014	1,833,078
2015	620,570
2016	200,114
2017 and after	216,361
7,072,840